Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Key Management Personnel Compensation	Key management personnel compensation is disclosed below:

All figures in £millions	2017	2016
Short-term employee benefits	12	6
Retirement benefits	1	1
Share-based payment costs	2	1

Total	15	8